SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2017
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 8:-	SHAREHOLDERS' EQUITY

Stock based compensation:

During the six-month period ended June 30, 2017, the Company's Board of Directors granted 151,500 options to purchase ordinary shares of the Company to employees, directors and non-employees. The exercise prices for such options range from $ 4.35 to $ 4.75 per share, with vesting to occur in up to 4 years.

The following table presents the assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2017	2016
	Unaudited
Volatility	49%-50%	50%-52%
Risk-free interest rate	1.8%-2.1%	1.1%-1.3%
Dividend yield	0%	0%
Expected life (years)	4.7-6	4.8-5.9

Weighted average fair value of options granted during the six-month periods ended June 30, 2017 and 2016 were $ 2.00 and $ 3.17, respectively.

During the six-month periods ended June 30, 2017 and 2016, the Company recorded share based compensation in a total amount of $ 1,271 and $ 1,367, respectively.

As of June 30, 2017, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 5,365 which is expected to be recognized over a weighted average period of approximately 2.63 years.